Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities
Profit for the year		$ 303,095		$ 173,781		$ 986,374
Adjustments for:
Depreciation and amortization		788,308		743,277		657,692
Impairment charge		18,757		32,435		42,316
Income tax accruals less payments		100,423		497,697		(160,940)
Equity in earnings of non-consolidated companies		(85,641)		(69,108)		(105,305)
Interest accruals less payments/receipts, net		(14,550)		(16,331)		(45,139)
Changes in provisions		(463)		(60,469)		(64,447)
Changes in working capital	[1]	1,035,432		(15,880)		321,081
Net foreign exchange results and others		50,864		210,555		(236,499)
Net cash provided by operating activities		2,313,625		1,906,157		2,501,124
Cash flows from investing activities
Capital expenditures and advances to suppliers for PP&E	[2]	(2,500,854)		(1,865,419)		(1,460,677)
Decrease (Increase) in other investments		490,380		462,128		(717,534)
Proceeds from the sale of property, plant and equipment		4,146		2,388		2,477
Dividends received from non-consolidated companies		32,086		25,582		43,075
Repayment of additional paid in capital	[3]	(10,291)		0		0
Net cash used in investing activities		(1,984,533)		(1,375,321)		(1,470,273)
Cash flows from (used in) financing activities [abstract]
Dividends paid in cash to company’s shareholders		(530,031)		(608,554)		(569,292)
Dividends paid in cash to non-controlling interest		(8,696)		(54,335)		0
Lease payments		(64,544)		(61,194)		(58,900)
Proceeds from borrowings		1,114,525		1,558,501		354,946
Repayments of borrowings		(1,011,831)		(1,322,803)		(493,111)
Net cash used in financing activities		(500,577)		(488,385)		(766,357)
(Decrease) increase in cash and cash equivalents		(171,485)		42,451		264,494
Movement in cash and cash equivalents
Beginning of period		1,691,263	[4]	1,846,013	[4]	1,653,355
Effect of exchange rate changes		11,426		(197,201)		(71,836)
(Decrease) increase in cash and cash equivalents		(171,485)		42,451		264,494
End of period	[4]	1,531,204		1,691,263		1,846,013
Non-cash transactions:
Dividends paid in kind to non-controlling interest		(112,278)		0		(233,538)
Acquisition of PP&E under lease contract agreements		33,951		13,850		16,061
Adjustments related to post-retirement benefits and contingencies		0		0		171,987
Usiminas
Adjustments for:
Non-cash effects related to the provision for ongoing litigation related to the acquisition of a participation in Usiminas		117,400		410,200		0
Usiminas
Adjustments for:
Non-cash effects related to the increase of the participation in Usiminas		0		0		1,105,991
Cash flows from investing activities
Purchase consideration		0		0		(118,686)
Cash acquired		$ 0		$ 0		$ 781,072

[1]	The working capital is calculated net of non-cash movements of $210.3 million as of December 31, 2025 ($(389.8) million and $129.3 million as of December 31, 2024 and 2023, respectively) due to the variations in the exchange rates used by subsidiaries.
[2]	It includes capital expenditures of $2,659,101 and a decrease in advances to suppliers for property, plant and equipment of $(158,247) for the year ended December 31, 2025 ($1,821,111 and an increase of $44,308, respectively, for the year ended December 31, 2024).
[3]	It corresponds to the agreement in connection with the repayment of the additional paid in capital from Tenigal S. de R.L. de C.V. to the non-controlling interest as per the shareholders’ agreement signed on June 25, 2025. The shareholders agreed to the repayment of the total amount of the additional paid in capital of $63 million in the upcoming three years, starting in June 2025.
[4]	It includes restricted cash of $2,838, $2,746 and $3,129 as of December 31, 2025, 2024 and 2023, respectively. In addition, the Company had other investments with a maturity of more than three months for $1,600,061, $2,182,874 and $2,186,420 as of December 31, 2025, 2024 and 2023, respectively.